Inventories (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Finished goods	R$ 4,255,114	R$ 3,444,898
Raw materials, production inputs and packaging	1,715,757	1,407,399
Maintenance materials	365,803	312,167
Advances to suppliers	275,169	103,267
Imports in transit and other	74,670	31,816
Total	6,686,513	5,299,547
In current assets	6,640,049	5,238,014
In non-current assets	46,464	61,533
Total	R$ 6,686,513	R$ 5,299,547